PENSIONS AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
PENSIONS AND OTHER POST RETIREMENT BENEFITS
PENSIONS AND OTHER POST RETIREMENT BENEFITS

23. Pensions and Other Post-Retirement Benefits

The company's defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are funded through retirement compensation arrangements, and/or paid directly to recipients. The company's contributions to the funded plans are deposited with independent trustees who act as custodians of the plans' assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada and the U.K., and every year in the United States and Germany. The most recent valuations for the registered Canadian plans and U.K. plans were performed as at December 31, 2019. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company's other post-retirement benefits programs are unfunded and include certain health care and life insurance benefits provided to retired employees and eligible surviving dependants.

The company reports its share of Syncrude's defined benefit and defined contribution pension plans and Syncrude's other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee's pensionable earnings.

Defined Benefit Obligations and Funded Status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Change in benefit obligation

Benefit obligation at beginning of year	7 708	6 730	631	557

Current service costs	272	220	15	13

Plan participants' contributions	17	16	—	—

Benefits paid	(316)	(293)	(24)	(24)

Interest costs	238	255	19	22

Foreign exchange	1	(13)	—	(1)

Settlements	5	5	—	—

Actuarial remeasurement:

Experience gain arising on plan liabilities	(26)	(11)	(6)	(2)

Actuarial loss arising from changes in demographic assumptions	50	—	12	—

Actuarial loss arising from changes in financial assumptions	733	799	43	66

Benefit obligation at end of year	8 682	7 708	690	631

Change in plan assets

Fair value of plan assets at beginning of year	6 693	5 795	—	—

Employer contributions	132	157	—	—

Plan participants' contributions	17	16	—	—

Benefits paid	(290)	(269)	—	—

Foreign exchange	(1)	(8)	—	—

Settlements	5	5	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	203	218	—	—

Actuarial remeasurement:

Return on plan assets greater than discount rate	548	781	—	—

Fair value of plan assets at end of year	7 305	6 693	—	—

Net unfunded obligation	1 377	1 015	690	631

Of the total net unfunded obligations as at December 31, 2020, 96% relates to Canadian pension plans and other post-retirement benefits obligation (December 31, 2019 – 97%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans is 15.8 years (2019 – 14.6 years).

The net unfunded obligation is recorded in Accounts Payable and Accrued Liabilities and Other Long-Term Liabilities (note 22) in the Consolidated Balance Sheets.

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Analysis of amount charged to earnings:

Current service costs	272	220	15	13

Interest costs	35	37	19	22

Defined benefit plans expense	307	257	34	35

Defined contribution plans expense	83	82	—	—

Total benefit plans expense charged to earnings	390	339	34	35

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2020	2019	2020	2019

Return on plan assets (excluding amounts included in net interest expense)	(548)	(781)	—	—

Experience gain arising on plan liabilities	(26)	(11)	(6)	(2)

Actuarial loss arising from changes in financial assumptions	733	799	43	66

Actuarial loss arising from changes in demographic assumptions	50	—	12	—

Actuarial loss recognized in other comprehensive income	209	7	49	64

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2020	December 31 2019	December 31 2020	December 31 2019

Discount rate	2.50	3.10	2.50	3.10

Rate of compensation increase(1)	3.00	3.00	3.00	3.00

(1)	Rate of compensation increase is 2.5% from 2021 to 2023 and 3.0% thereafter.

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

In order to measure the expected cost of other post-retirement benefits, it was assumed that the health care costs would increase annually by 5%.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company's Canadian plans. A change of these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(24)	33

Effect on the benefit obligations	(1 175)	1 533

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(86)	108

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	38	(32)

Plan Assets and Investment Objectives

The company's long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, to the plans' target asset allocation as prescribed in the Statement of Investment Policies and Procedures approved by the Board of Directors. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company's weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2020	2019

Equities, comprised of:

– Canada	11	12

– United States	19	19

– Foreign	20	19

	50	50

Fixed income, comprised of:

– Canada	38	41

Real estate, comprised of:

– Canada	12	9

Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and fixed income securities is based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.

During the year, the company made cash contributions of $132 million (2019 – $157 million) to its defined benefit pension plans, of which $1 million (2019 – $2 million) was contributed to the solvency reserve account in Alberta. The company expects to make cash contributions to its defined benefit pension plans in 2021 of $62 million.